DREYFUS PREMIER STATE MUNICIPAL BOND FUND
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

February 9, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier State Municipal Bond Fund (the "Fund") Registration Statement on Form N-1A (File Nos. 811-4906; 33-10238)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 45 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 45 to the Fund’s Registration Statement on Form N-1A was filed electronically on February 6, 2007.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Assistant Secretary